Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8711

Email: Sam.Goldstein@lfg.com

VIA EDGAR

January 26, 2023

Min S. Oh, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant: Funds:	Lincoln Variable Insurance Products Trust (“Registrant”) LVIP JPMorgan Core Bond Fund LVIP JPMorgan Mid Cap Value Fund LVIP JPMorgan Small Cap Core Fund LVIP JPMorgan U.S. Equity Fund (each a “Fund”)

Dear Mr. Oh:

Attached for filing via EDGAR is the Registration Statement on Form N-14A for the above-referenced Registrant for each Fund.

The preliminary N-14 was filed on December 22, 2022 pursuant to Rule 488(a) under the Securities Act of 1933, in order to solicit proxies to approve the reorganization of the Funds as follows:

Acquired Fund	Acquiring Fund
JPMorgan Insurance Trust Core Bond Portfolio	LVIP JPMorgan Core Bond Fund

JPMorgan Insurance Trust Mid Cap Value Portfolio	LVIP JPMorgan Mid Cap Value Fund

JPMorgan Insurance Trust Small Cap Core Portfolio	LVIP JPMorgan Small Cap Core Fund

JPMorgan Insurance Trust U.S. Equity Portfolio	LVIP JPMorgan U.S. Equity Fund

As previously discussed, we also expect to file a request for acceleration in order to have the filing declared effective on January 27, 2023.

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.

Senior Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Counsel